Equity Details about AOCI Components Reclassified to Net Income (Details) - USD ($) $ in Millions	3 Months Ended														12 Months Ended
	Oct. 03, 2020		Jun. 27, 2020		Mar. 28, 2020		Dec. 28, 2019		Sep. 28, 2019		Jun. 29, 2019		Mar. 30, 2019	Dec. 29, 2018	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	$ 14,707	[1]	$ 11,779	[1]	$ 18,025	[1]	$ 20,877	[1]	$ 19,118	[1]	$ 20,262	[1]	$ 14,924	$ 15,303	$ 65,388	$ 69,607	$ 59,434
Net periodic benefit cost other than service cost included in cost and expenses															(576)
Income taxes															(699)	(3,026)	(1,663)
Net income attributable to The Walt Disney Company (Disney)	$ (710)		$ (4,721)		$ 460		$ 2,107		$ 1,054		$ 1,760		$ 5,452	$ 2,788	(2,864)	11,054	12,598
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income attributable to The Walt Disney Company (Disney)															(218)	(72)	(301)
Reclassification out of Accumulated Other Comprehensive Income | Gain/(loss) in net income from Cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues															263	185	(35)
Income taxes															(61)	(43)	12
Net income attributable to The Walt Disney Company (Disney)															202	142	(23)
Reclassification out of Accumulated Other Comprehensive Income | Gain/(loss) in net income from Pension and postretirement medical expense
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net periodic benefit cost other than service cost included in cost and expenses															0	0	(380)
Net periodic benefit cost other than service cost included in interest expense, net															(547)	(278)	0
Income taxes															127	64	102
Net income attributable to The Walt Disney Company (Disney)															$ (420)	$ (214)	$ (278)

[1]	On March 20, 2019, the Company began consolidating the results of TFCF and Hulu (see Note 4). As a result, revenues and operating results in fiscal 2020 and the third and fourth quarter of fiscal 2019 reflected the impact of this transaction.